Investment Securities - Schedule of Fair Value and Unrealized Losses On Available-for-sale Securities by Type and Length of Time in a Continuous Unrealized Loss Position (Details) - OneMain Holdings, LLC [Member] - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		$ 800	$ 1,277
12 Months or Longer		29	20
Total		829	1,297
Less Than 12 Months	[1]	(10)	(26)
12 Months or Longer	[2]	(2)	(1)
Total		(12)	(27)
Unrealized losses on certain available-for-sale securities, less than		1	1
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		18	102
Total		18	102
Less Than 12 Months	[1]	0	(1)
Total		0	(1)
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		99	69
12 Months or Longer		2	2
Total		101	71
Less Than 12 Months	[1]	(1)	(1)
Total		(1)	(1)
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		55	19
12 Months or Longer		1
Total		56	19
Less Than 12 Months	[1]	(1)	(1)
Total		(1)	(1)
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		416	786
12 Months or Longer		8	7
Total		424	793
Less Than 12 Months	[1]	(6)	(22)
12 Months or Longer	[2]	(1)
Total		(7)	(22)
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		74	107
12 Months or Longer		1
Total		75	107
Less Than 12 Months	[1]	(1)	0
Total		(1)	0
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		66	104
12 Months or Longer		5	5
Total		71	109
Less Than 12 Months	[1]	(1)	(1)
Total		(1)	(1)
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		64	71
12 Months or Longer		3
Total		67	71
Less Than 12 Months	[1]	0	0
Total		0	0
Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		792	1,258
12 Months or Longer		20	14
Total		812	1,272
Less Than 12 Months	[1]	(10)	(26)
12 Months or Longer	[2]	(1)	0
Total		(11)	(26)
Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		6	2
12 Months or Longer		8	6
Total		14	8
Less Than 12 Months	[1]	0	0
12 Months or Longer	[2]	(1)	(1)
Total		(1)	(1)
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months		2	16
12 Months or Longer		1
Total		3	16
Less Than 12 Months	[1]	0	0
Total		$ 0	0
Other Long-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months			1
Total			1
Less Than 12 Months	[1]		0
Total			$ 0

[1]	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.
[2]	Goodwill was recorded at OMFH subsidiary level.